Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ('000s)	Adjusted EBITDA ('000s)(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2024	6,454,754	$23,086,469	$3,250,189	$9,873,884	$82.93	$96.08	$(117,688)	$370,497
2023	6,810,975	$(8,069,662)	$3,368,051	$161,322	$53.30	$105.67	$(29,655)	$376,115
2022	$5,657,069	$(11,280,427)	$2,790,873	$978,391	$84.16	$99.88	$(74,286)	$358,653
2021	$5,071,358	$13,341,251	$2,648,345	$3,791,063	$126.84	$152.33	$103,135	$260,699
2020	$3,312,999	$14,340,707	$1,556,685	$2,226,976	$114.63	$126.91	$86,870	$243,023

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company's PEO, Vivek Jain and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO named executive officers (NEOs).
(2) The Company's non-PEO NEOs for the applicable years 2024, 2023, 2022 and 2021 were Brian Bonnell, Christian Voigtlander, Daniel Woolson and Virginia Sanzone. The Company's non-PEO NEOs for 2020 were Brian Bonnell, Christian Voigtlander, Scott Lamb, Daniel Woolson and Virginia Sanzone.

Peer Group Issuers, Footnote	Assumes $100 invested on December 31, 2019 in ICU Medical Inc.'s common stock and the NASDAQ Medical Supplies Index and that all dividends, if any, were reinvested. As permitted by SEC Rules, the peer group referenced for purpose of the TSR Comparison is the industry peer group used for purposes in Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 16.
PEO Total Compensation Amount	$ 6,454,754	$ 6,810,975	$ 5,657,069	$ 5,071,358	$ 3,312,999
PEO Actually Paid Compensation Amount	$ 23,086,469	(8,069,662)	(11,280,427)	13,341,251	14,340,707
Adjustment To PEO Compensation, Footnote	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For time-based RSUs the valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use the stock price as of year-end or as of the applicable exercise/vesting date. For PRSUs, the valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year reflect the probable outcome of the performance vesting conditions as of each measurement date. See the tables below for additional information with respect to the equity award adjustments.

			2024
	Summary Compensation Table - Total Compensation	(a)	$6,454,754
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year as Reported in the Summary Compensation Table for 2024.	(b)	$(4,500,004)
+	Fair Value at 2024 Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2024	(c)	$16,033,654
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At 2024 Fiscal Year End	(d)	$1,590,719
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During 2024	(e)	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	(f)	$3,507,346
-	Fair Value as of 2023 Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During 2024	(g)	$—
=	Compensation Actually Paid		$23,086,469

Non-PEO NEO Average Total Compensation Amount	$ 3,250,189	3,368,051	2,790,873	2,648,345	1,556,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,873,884	161,322	978,391	3,791,063	2,226,976
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For time-based RSUs the valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use the stock price as of year-end or as of the applicable exercise/vesting date. For PRSUs, the valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year reflect the probable outcome of the performance vesting conditions as of each measurement date. See the tables below for additional information with respect to the equity award adjustments.

			2024
	Summary Compensation Table - Total Compensation	(a)	$3,250,189
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2024 as Reported in the Summary Compensation Table for 2024	(b)	$(2,337,564)
+	Fair Value at 2024 Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2024	(c)	$7,458,393
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At 2024 Fiscal year End	(d)	$1,292,237
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in 2024 That Vested During 2024	(e)	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	(f)	$210,629
-	Fair Value as of 2023 Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During 2024	(g)	$—
=	Compensation Actually Paid		$9,873,884

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Adjusted EBITDA –Adjusted Revenue –Adjusted Diluted EPS –Free Cash Flow
Total Shareholder Return Amount	$ 82.93	53.30	84.16	126.84	114.63
Peer Group Total Shareholder Return Amount	96.08	105.67	99.88	152.33	126.91
Net Income (Loss)	$ (117,688,000)	$ (29,655,000)	$ (74,286,000)	$ 103,135,000	$ 86,870,000
Company Selected Measure Amount	370,497	376,115	358,653	260,699	243,023
PEO Name	Vivek Jain
Additional 402(v) Disclosure
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated 2024.
(b) Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during 2024, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for the indicated fiscal year.
(c) Represents the aggregate fair value as of the 2024 year-end of the PEO's outstanding and unvested stock awards and option awards granted during 2024, computed in accordance with FASB ASC 718.
(d) Represents the aggregate change in fair value during 2024 of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of 2024, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, as of 2024 fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of
2024, and for performance-based awards with performance periods ending on in 2024, based on actual attainment as of the end of the applicable performance period.
(e) Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during 2024, computed in accordance with FASB ASC 718.
(f) Represents the aggregate change in fair value, measured from 2023 fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during 2024, computed in accordance with FASB ASC 718.
(g) Represents the aggregate fair value as of the last day of 2023 of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2024, computed in accordance with FASB ASC 718.
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the 2024.
(b) Represents the average aggregate grant date fair value of the stock awards and option awards granted to the non-PEO NEOs during 2024, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for 2024.
(c) Represents the average aggregate fair value as of 2024 fiscal year-end of the non-PEO NEO's outstanding and unvested stock awards and option awards granted during 2024, computed in accordance with FASB ASC 718.
(d) Represents the average aggregate change in fair value during 2024 of the outstanding and unvested stock awards and option awards held by the non-PEO NEOs as of the last day of 2024, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions as of 2024 fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of 2024, and for performance-based awards with performance periods ending in 2024, based on actual attainment as of the end of the applicable performance period.
(e) Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the non-PEO NEOs and vested during 2024, computed in accordance with FASB ASC 718.
(f) Represents the average aggregate change in fair value, measured from 2023 fiscal year-end to the vesting date, of each stock award and option award held by the non-PEO NEOs that was granted in a prior fiscal year and which vested during 2024, computed in accordance with FASB ASC 718.
(g) Represents the average aggregate fair value as of the last day of 2023 of the non-PEO NEOs stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2024, computed in accordance with FASB ASC 718.

Measure:: 1
Pay vs Performance Disclosure
Name	–Adjusted EBITDA
Non-GAAP Measure Description	As noted in the CD&A, for 2024, the Compensation Committee determined that Adjusted EBITDA serves as one of the most important financial measurements of the Company's performance and shareholder value creation and, accordingly, was utilized as a component in the 2024 MIP and the LTI Program. Adjusted EBITDA is a non-GAAP measure. Our reconciliation of net income to Adjusted EBITDA is included in Annex A to this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	–Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	–Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	–Free Cash Flow
PEO | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,500,004)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,033,654
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,590,719
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,507,346
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,337,564)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,458,393
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,292,237
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,629
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0